UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Arrow Capital Management, LLC

Address:  499 Park Avenue
          New York, NY 10022

13F File Number: 028-12361

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Amy Wolf
Title:    Chief Financial Officer
Phone:    (212) 243-7338

Signature, Place and Date of Signing:


/s/ Amy Wolf                       New York, NY              August 14, 2009
-------------------------      ---------------------      ----------------------
    [Signature]                    [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:         39

Form 13F Information Table Value Total:         $418,363
                                                (in thousands)

List of Other Included Managers:

     Form 13F File Number     Name

(1)  028-12362                Arrow Partners LP

(2)  028-13388                Arrow Offshore, Ltd.

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN  2    COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COL 7        COLUMN 8

                                                          VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x1000)  PRN AMT   PRN CALL  DISCRETION  MNGRS  SOLE       SHARED     NONE
--------------                --------------   -----      -------  -------   --- ----  ----------  -----  ----       ------     ----
------------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA PROCESSING IN  COM             053015103   1,063       30,000 SH        SOLE        NONE    30,000
AUTOMATIC DATA PROCESSING IN  COM             053015103  14,934      421,393 SH        SHARED      1                   421,393
AUTOMATIC DATA PROCESSING IN  COM             053015103   7,570      213,607 SH        SHARED      2                   213,607
COLGATE PALMOLIVE CO          COM             194162103   4,460       63,049 SH        SHARED      1                    63,049
COLGATE PALMOLIVE CO          COM             194162103   2,260       31,951 SH        SHARED      2                    31,951
COLGATE PALMOLIVE CO          COM             194162103   9,387      132,700     CALL  SHARED      1                   132,700
COLGATE PALMOLIVE CO          COM             194162103   4,761       67,300     CALL  SHARED      2                    67,300
DIAMOND HILL INVESTMENT GROU  COM NEW         25264R207     102        2,550 SH        SOLE        NONE     2,550
DIAMOND HILL INVESTMENT GROU  COM NEW         25264R207   3,384       84,224 SH        SHARED      1                    84,224
DIAMOND HILL INVESTMENT GROU  COM NEW         25264R207   1,781       44,336 SH        SHARED      2                    44,336
INTERVAL LEISURE GROUP INC    COM             46113M108   1,540      165,281 SH        SOLE        NONE   165,281
INTERVAL LEISURE GROUP INC    COM             46113M108   9,459    1,014,920 SH        SHARED      1                 1,014,920
INTERVAL LEISURE GROUP INC    COM             46113M108   5,444      584,094 SH        SHARED      2                   584,094
ISHARES INC                   MSCI SINGAPORE  464286673   5,903      654,400 SH        SHARED      1                   654,400
ISHARES INC                   MSCI SINGAPORE  464286673   2,435      270,000 SH        SHARED      2                   270,000
JOHNSON & JOHNSON             COM             478160104   3,245       57,132 SH        SHARED      1                    57,132
JOHNSON & JOHNSON             COM             478160104   1,640       28,868 SH        SHARED      2                    28,868
JOHNSON & JOHNSON             COM             478160104  11,360      200,000     CALL  SOLE        NONE   200,000
JOHNSON & JOHNSON             COM             478160104  22,175      390,400     CALL  SHARED      1                   390,400
JOHNSON & JOHNSON             COM             478160104  16,427      289,200     CALL  SHARED      2                   289,200
MASTERCARD INC                CL A            57636Q104  59,700      356,821 SH        SOLE        NONE   356,821
MASTERCARD INC                CL A            57636Q104  52,348      312,880 SH        SHARED      1                   312,880
MASTERCARD INC                CL A            57636Q104  26,540      158,626 SH        SHARED      2                   158,626
MCGRAW HILL COS INC           COM             580645109   3,011      100,000 SH        SOLE        NONE   100,000
MCGRAW HILL COS INC           COM             580645109   9,354      310,660 SH        SHARED      1                   310,660
MCGRAW HILL COS INC           COM             580645109   4,768      158,357 SH        SHARED      2                   158,357
MEAD JOHNSON NUTRITION CO     COM CL A        582839106   3,480      109,550 SH        SOLE        NONE   109,550
MEAD JOHNSON NUTRITION CO     COM CL A        582839106  14,322      450,809 SH        SHARED      1                   450,809
MEAD JOHNSON NUTRITION CO     COM CL A        582839106   8,583      270,156 SH        SHARED      2                   270,156
PHILIP MORRIS INTL INC        COM             718172109  16,358      375,000 SH        SOLE        NONE   375,000
PHILIP MORRIS INTL INC        COM             718172109  14,910      341,808 SH        SHARED      1                   341,808
PHILIP MORRIS INTL INC        COM             718172109   7,502      171,984 SH        SHARED      2                   171,984
PHILIP MORRIS INTL INC        COM             718172109  13,086      300,000     CALL  SOLE        NONE   300,000
PHILIP MORRIS INTL INC        COM             718172109  10,377      237,900     CALL  SHARED      1                   237,900
PHILIP MORRIS INTL INC        COM             718172109   5,762      132,100     CALL  SHARED      2                   132,100
RIVIERA HLDGS CORP            COM             769627100      28       55,100 SH        SHARED      1                    55,100
VISA INC                      COM CL A        92826C839   7,254      116,517 SH        SOLE        NONE   116,517
VISA INC                      COM CL A        92826C839  20,896      335,620 SH        SHARED      1                   335,620
VISA INC                      COM CL A        92826C839  10,753      172,713 SH        SHARED      2                   172,713


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